BUSINESS COMBINATION (Narrative) (Details) € in Thousands, kr in Thousands, $ in Thousands	1 Months Ended		6 Months Ended
	Jul. 31, 2018 SEK (kr)	Jan. 31, 2018 EUR (€)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Goodwill			$ 692	$ 695
Detact Security Solution AB [Member]
Business Acquisition [Line Items]
Percentage of acquistion of outstanding shares	100.00%
Held in ecsrow account | kr	kr 3,000
Goodwill | kr	9,005
Detact Security Solution AB [Member] | United States of America, Dollars
Business Acquisition [Line Items]
Consideration			1,027
Cash consideration			702
Held in ecsrow account			325
Goodwill			970
Detact Security Solution AB [Member] | Swedish Kronor
Business Acquisition [Line Items]
Consideration | kr	9,500
Cash consideration | kr	kr 6,500
Abydos Consultores de Sistemas S.L.U [Member]
Business Acquisition [Line Items]
Percentage of acquistion of outstanding shares		100.00%
Abydos Consultores de Sistemas S.L.U [Member] | United States of America, Dollars
Business Acquisition [Line Items]
Consideration			208
Goodwill			$ 214
Abydos Consultores de Sistemas S.L.U [Member] | Euro Member Countries, Euro [Member]
Business Acquisition [Line Items]
Consideration | €		€ 183
Goodwill | €		€ 188